UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

(626) 914-7363

(Registrant’s telephone number, including area code)

Date of fiscal year end: April 30, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

Vox Populi ETF
VOXP (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Vox Populi ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://voxpopuli-etf.com/. You can also request this information by contacting us at 1-800-617-0004.
Other Material Fund Changes:
Based on the recommendation of Distribution Cognizant, LLC (the “Adviser”), on March 10, 2026, the Board of Trustees of Advisors Series Trust approved a change to the Reverb ETF (the “Fund”) name. Accordingly, effective March 27, 2026, the Fund’s name was changed to the Vox Populi ETF and its ticker was changed to VOXP.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vox Populi ETF	$35	0.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
-The Vox Populi ETF (VOXP) continues to follow a unique strategy with uniquely motivated sentiment data driving active over- and under-weight positions from market cap baselines.
-From 4/30/2025 to 4/30/2026, we underperformed our benchmark, returning 31.04% at NAV vs 31.05% for the S&P500TR.
-This difference in performance was driven largely by slight deviations in holding weights of MAG7 stocks, as determined by our proprietary company-ratings data and signal-generating algorithm. In most cases, these signals led to both over-weights and under-weights in MAG7 stocks at different points in the year.

Top Contributors
↑	UnitedHealth Group, Inc.
↑	Philip Morris International, Inc.
↑	The Coca-Cola Company
↑	Palantir Technologies, Inc.

Top Detractors
↓	Tesla, Inc.
↓	Apple, Inc.
↓	NVIDIA Corp.
↓	Berkshire Hathaway, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
Vox Populi ETF	PAGE 1	TSR-AR-00770X253

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/03/2022)
Vox Populi ETF NAV	31.04	22.58
S&P 500 TR	31.05	22.63
Visit https://voxpopuli-etf.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,577,480
Number of Holdings	506
Net Advisory Fee	15,359
Portfolio Turnover	8%
30-Day SEC Yield	0.85%
30-Day SEC Yield Unsubsidized	0.85%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	7.4%
Alphabet, Inc.	7.1%
Apple, Inc.	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	2.9%
Meta Platforms, Inc.	2.1%
Tesla, Inc.	1.7%
Walmart, Inc.	1.4%
Berkshire Hathaway, Inc.	1.2%

Top Sectors	(%)
Manufacturing	42.4%
Information	11.3%
Finance and Insurance	10.8%
Professional, Scientific, and Technical Services	9.5%
Retail Trade	9.0%
Administrative and Support and Waste Management and Remediation Services	3.4%
Mining, Quarrying, and Oil and Gas Extraction	2.9%
Utilities	2.8%
Transportation and Warehousing	1.8%
Cash & Other	6.1%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://voxpopuli-etf.com/.
Vox Populi ETF	PAGE 2	TSR-AR-00770X253

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Distribution Cognizant documents not be householded, please contact Distribution Cognizant at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Distribution Cognizant or your financial intermediary.
Vox Populi ETF	PAGE 3	TSR-AR-00770X253

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2026	FYE 4/30/2025
(a) Audit Fees	$17,500	$17,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,600	3,600
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2026	FYE 4/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 4/30/2026	FYE 4/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Vox Populi ETF
Core Financial Statements
April 30, 2026

Vox Populi ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 97.4%
Accounting Tax Preparation Bookkeeping and Payroll Services - 0.0%(a)
Paychex, Inc.	30	$2,779
Advertising Public Relations and Related Services - 0.3%
AppLovin Corp. - Class A(b)	27	12,051
Omnicom Group, Inc.	24	1,841
Trade Desk, Inc. - Class A(b)	30	708
		14,600
Aerospace Product and Parts Manufacturing - 1.3%
Boeing Co.(b)	66	15,116
General Dynamics Corp.	21	7,230
HEICO Corp. - Class A	9	1,881
Honeywell International, Inc.	54	11,574
Lockheed Martin Corp.	18	9,324
RTX Corp.	114	20,072
TransDigm Group, Inc.	6	6,960
		72,157
Agencies Brokerages and Other Insurance Related Activities - 0.3%
Aon PLC - Class A	18	5,610
Arthur J Gallagher & Co.	21	4,334
Brown & Brown, Inc.	27	1,624
Marsh & McLennan Cos., Inc.	27	4,528
Willis Towers Watson PLC	9	2,306
		18,402
Agriculture Construction and Mining Machinery - 0.8%
Caterpillar, Inc.	39	34,715
Deere & Co.	21	12,387
		47,102
Alumina and Aluminum Production and Processing - 0.1%
Howmet Aerospace, Inc.	33	8,020
Amusement Parks and Arcades - 0.3%
Walt Disney Co.	144	14,940
Animal Slaughtering and Processing - 0.0%(a)
Hormel Foods Corp.	33	708
Tyson Foods, Inc. - Class A	27	1,730
		2,438
Architectural and Structural Metals Manufacturing - 0.1%
Nucor Corp.	18	4,055
Architectural Engineering and Related Services - 0.0%(a)
Jacobs Solutions, Inc.	6	776
Teledyne Technologies, Inc.(b)	3	1,938
		2,714

	Shares	Value
Automobile Dealers - 0.1%
Carvana Co.(b)	12	$4,750
Automotive Parts Accessories and Tire Stores - 0.1%
O'Reilly Automotive, Inc.(b)	72	7,157
Basic Chemical Manufacturing - 0.5%
Ecolab, Inc.	24	6,254
International Flavors & Fragrances, Inc.	15	1,053
Linde PLC	39	19,545
		26,852
Beverage Manufacturing - 1.2%
Brown-Forman Corp. - Class B	30	773
Coca-Cola Co.	390	30,716
Coca-Cola Europacific Partners PLC	27	2,553
Constellation Brands, Inc. - Class A	15	2,349
Keurig Dr Pepper, Inc.	114	3,352
Monster Beverage Corp.(b)	75	5,780
PepsiCo, Inc.	120	19,019
		64,542
Boiler Tank and Shipping Container Manufacturing - 0.0%(a)
Ball Corp.	15	916
Building Equipment Contractors - 0.2%
Quanta Services, Inc.	12	8,733
Building Material and Supplies Dealers - 0.8%
Home Depot, Inc.	90	29,592
Lowe's Cos., Inc.	57	13,611
		43,203
Business Support Services - 2.4%
Coinbase Global, Inc. - Class A(b)	21	3,943
Corpay, Inc.(b)	6	1,839
Equifax, Inc.	6	1,044
Fair Isaac Corp.(b)	3	3,075
Fidelity National Information Services, Inc.	42	1,954
Live Nation Entertainment, Inc.(b)	18	2,843
Mastercard, Inc. - Class A	78	39,228
Moody's Corp.	15	6,928
MSCI, Inc.	6	3,548
NU Holdings Ltd. - Class A(b)	297	4,300
PayPal Holdings, Inc.	81	4,061
Qnity Electronics, Inc.	18	2,532
ROBLOX Corp. - Class A(b)	42	2,321
Visa, Inc. - Class A	171	56,403
		134,019
Cable and Other Subscription Programming - 0.3%
Comcast Corp. - Class A	309	8,355
Liberty Media Corp.-Liberty Formula One - Class C(b)	15	1,289
Warner Bros Discovery, Inc.(b)	210	5,681
		15,325

The accompanying notes are an integral part of these financial statements.

1

Vox Populi ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Cement and Concrete Product Manufacturing - 0.1%
CRH PLC	57	$6,750
Chemical and Allied Products Merchant Wholesalers - 0.0%(a)
LyondellBasell Industries NV - Class A	21	1,567
Clothing Stores - 0.5%
Charter Communications, Inc. - Class A(b)	9	1,487
KKR & Co., Inc.	72	7,512
Ross Stores, Inc.	27	6,150
TJX Cos., Inc.	93	14,578
		29,727
Commercial and Industrial Machinery and Equipment - 0.1%
AerCap Holdings NV	9	1,280
United Rentals, Inc.	6	5,759
		7,039
Commercial and Service Industry Machinery Manufacturing - 0.4%
Coherent Corp.(b)	3	959
KLA Corp.	12	21,004
		21,963
Communications Equipment Manufacturing - 6.5%
Apple, Inc.	1,245	337,831
Ciena Corp.(b)	3	1,583
EchoStar Corp. - Class A(b)	3	369
MongoDB, Inc.(b)	6	1,505
Motorola Solutions, Inc.	15	6,585
QUALCOMM, Inc.	87	15,624
		363,497
Computer and Peripheral Equipment Manufacturing - 2.0%
Arista Networks, Inc.(b)	102	17,616
Cisco Systems, Inc.	342	31,293
Dell Technologies, Inc. - Class C	48	10,030
Fortinet, Inc.(b)	60	5,059
HP, Inc.	57	1,189
International Business Machines Corp.	81	18,709
NetApp, Inc.	18	1,994
Sandisk Corp./DE(b)	12	13,158
Super Micro Computer, Inc.(b)	39	1,069
Western Digital Corp.	27	11,732
		111,849
Computer Systems Design and Related Services - 8.4%
Alphabet, Inc. - Class A	1,029	395,959
CDW Corp.	9	1,232
CGI, Inc.	12	785
Cognizant Technology Solutions Corp. - Class A	33	1,746
GoDaddy, Inc. - Class A(b)	9	781

	Shares	Value
Leidos Holdings, Inc.	3	$448
Palantir Technologies, Inc. - Class A(b)	198	27,544
Palo Alto Networks, Inc.(b)	66	11,835
Seagate Technology Holdings PLC	18	12,126
ServiceNow, Inc.(b)	87	7,683
Snowflake, Inc. - Class A(b)	21	2,866
Workday, Inc. - Class A(b)	21	2,570
Zscaler, Inc.(b)	9	1,176
		466,751
Consumer Goods Rental - 0.6%
Netflix, Inc.(b)	372	34,823
Converted Paper Product Manufacturing - 0.1%
Avery Dennison Corp.	6	983
Kimberly-Clark Corp.	27	2,658
		3,641
Couriers and Express Delivery Services - 0.2%
FedEx Corp.	18	7,260
United Parcel Service, Inc. - Class B	48	5,222
		12,482
Cut and Sew Apparel Manufacturing - 0.0%(a)
Lululemon Athletica, Inc.(b)	6	826
Dairy Product Manufacturing - 0.2%
Kraft Heinz Co.	93	2,107
Mondelez International, Inc. - Class A	108	6,636
		8,743
Data Processing Hosting and Related Services - 0.4%
Airbnb, Inc. - Class A(b)	45	6,316
Automatic Data Processing, Inc.	33	6,994
Broadridge Financial Solutions, Inc.	6	924
FactSet Research Systems, Inc.	3	683
Fiserv, Inc.(b)	45	2,819
Verisk Analytics, Inc.	12	2,214
		19,950
Depository Credit Intermediation - 4.2%
Bank of America Corp.	579	30,953
Bank of Montreal	42	6,388
Bank of New York Mellon Corp.	57	7,659
Bank of Nova Scotia	78	6,068
Canadian Imperial Bank of Commerce	57	6,352
Capital One Financial Corp.	51	9,756
Citigroup, Inc.	150	19,197
Deutsche Bank AG	120	3,726
Fifth Third Bancorp	75	3,807
Huntington Bancshares, Inc.	168	2,816
JPMorgan Chase & Co.	216	67,658
KeyCorp	90	1,990
M&T Bank Corp.	12	2,624
Northern Trust Corp.	15	2,495
PNC Financial Services Group, Inc.	33	7,359
Regions Financial Corp.	75	2,141
State Street Corp.	24	3,668

The accompanying notes are an integral part of these financial statements.

2

Vox Populi ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Depository Credit Intermediation - (Continued)
Synchrony Financial	30	$2,286
Toronto-Dominion Bank	102	10,985
Truist Financial Corp.	105	5,408
US Bancorp	132	7,479
Wells Fargo & Co.	264	21,709
		232,524
Direct Selling Establishments - 0.1%
DoorDash, Inc. - Class A(b)	36	6,071
Drinking Places (Alcoholic Beverages) - 0.1%
Cintas Corp.	33	5,765
Drugs and Druggists’ Sundries Merchant Wholesalers - 0.3%
Cardinal Health, Inc.	21	4,050
Cencora, Inc.	15	4,620
McKesson Corp.	9	7,337
		16,007
Electric Power Generation, Transmission and Distribution - 2.4%
Ameren Corp.	24	2,728
American Electric Power Co., Inc.	45	6,170
CMS Energy Corp.	27	2,072
Consolidated Edison, Inc.	30	3,345
Constellation Energy Corp.	30	9,390
Dominion Energy, Inc.	72	4,644
DTE Energy Co.	18	2,730
Duke Energy Corp.	66	8,550
Edison International	33	2,293
Entergy Corp.	39	4,599
Exelon Corp.	87	4,001
FirstEnergy Corp.	48	2,281
First Solar, Inc.(b)	9	1,817
GE Vernova, Inc.	24	26,003
NextEra Energy, Inc.	177	17,325
NiSource, Inc.	39	1,883
NRG Energy, Inc.	18	2,800
PG&E Corp.	186	3,091
PPL Corp.	63	2,359
Public Service Enterprise Group, Inc.	42	3,430
Southern Co.	93	8,993
Vistra Corp.	27	4,262
WEC Energy Group, Inc.	27	3,184
Xcel Energy, Inc.	51	4,230
		132,180
Electrical Equipment Manufacturing - 0.1%
Rockwell Automation, Inc.	9	3,680

	Shares	Value
Electronic Shopping and Mail-Order Houses - 4.8%
Amazon.com, Inc.(b)	978	$259,229
Coupang, Inc.(b)	111	2,218
eBay, Inc.	36	3,725
		265,172
Engine Turbine and Power Transmission Equipment - 0.6%
Cummins, Inc.	12	8,052
General Electric Co.	90	26,094
		34,146
Fabric Mills - 0.0%(a)
Amer Sports, Inc.(b)	36	1,263
Footwear Manufacturing - 0.0%(a)
NIKE, Inc. - Class B	54	2,395
Freight Transportation Arrangement - 0.2%
CH Robinson Worldwide, Inc.	3	546
Expeditors International of Washington, Inc.	9	1,331
JB Hunt Transport Services, Inc.	6	1,509
Norfolk Southern Corp.	18	5,685
		9,071
Furniture and Home Furnishings Retailers - 0.0%(a)
Williams-Sonoma, Inc.	9	1,631
General Freight Trucking - 0.1%
Old Dominion Freight Line, Inc.	18	3,824
General Medical and Surgical Hospitals - 0.1%
HCA Healthcare, Inc.	18	7,820
General Merchandise Stores - 0.9%
Costco Wholesale Corp.	39	39,567
Dollar General Corp.	18	2,086
Dollar Tree, Inc.(b)	12	1,165
Target Corp.	36	4,671
		47,489
Glass and Glass Product Manufacturing - 0.2%
Corning, Inc.	72	11,825
Grain and Oilseed Milling - 0.1%
Archer-Daniels-Midland Co.	39	2,907
Bunge Global SA	3	381
		3,288
Grocery and Related Product Wholesalers - 0.1%
Sysco Corp.	39	2,914
Grocery Stores - 0.1%
Kroger Co.	54	3,676

The accompanying notes are an integral part of these financial statements.

3

Vox Populi ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hardware and Plumbing and Heating Equipment - 0.0%(a)
Watsco, Inc.	3	$1,314
Health and Personal Care Stores - 0.2%
CVS Health Corp.	108	8,995
Household Appliance Manufacturing - 0.0%(a)
SharkNinja, Inc.(b)	9	1,040
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 0.1%
TE Connectivity PLC	24	5,080
Household Appliances Electrical Electronic Goods - 0.1%
Johnson Controls International PLC	51	7,448
Insurance Carriers - 2.9%
Aflac, Inc.	42	4,774
Allstate Corp.	21	4,563
American International Group, Inc.	45	3,366
Berkshire Hathaway, Inc. - Class B(b)	147	69,619
Centene Corp.(b)	30	1,611
Chubb Ltd.	33	10,791
Cigna Group	21	6,102
Cincinnati Financial Corp.	12	1,963
Corebridge Financial, Inc.	27	744
Elevance Health, Inc.	18	6,776
Hartford Insurance Group, Inc.	24	3,283
Humana, Inc.	9	2,128
Loews Corp.	18	2,027
Manulife Financial Corp.	105	4,125
MetLife, Inc.	54	4,325
Principal Financial Group, Inc.	18	1,816
Progressive Corp.	48	9,661
Prudential Financial, Inc.	30	2,943
Sun Life Financial, Inc.	33	2,379
Travelers Cos., Inc.	18	5,493
UnitedHealth Group, Inc.	27	10,003
W R Berkley Corp.	30	2,005
		160,497
Internet Software & Services - 0.1%
MercadoLibre, Inc.(b)	3	5,378
Investigation and Security Services - 0.1%
Cloudflare, Inc. - Class A(b)	21	4,304
Iron and Steel Mills and Ferroalloy Manufacturing - 0.0%(a)
ArcelorMittal SA	48	2,746
Lessors of Nonfinancial Intangible Assets - 0.0%(a)
Restaurant Brands International, Inc.	21	1,694

	Shares	Value
Machinery Equipment and Supplies Merchant Wholesalers - 0.2%
Fastenal Co.	96	$4,313
Ferguson Enterprises, Inc.	12	3,213
WW Grainger, Inc.	3	3,484
		11,010
Management of Companies and Enterprises - 0.4%
Carnival Corp.	105	2,784
Citizens Financial Group, Inc.	36	2,342
CNH Industrial NV	75	803
Koninklijke Philips NV	57	1,501
Royal Bank of Canada	87	15,658
Smurfit WestRock PLC	21	806
		23,894
Management Scientific and Technical Consulting - 0.3%
Accenture PLC - Class A	21	3,753
Booz Allen Hamilton Holding Corp.	9	700
Eaton Corp. PLC	33	14,289
		18,742
Medical and Diagnostic Laboratories - 0.1%
Labcorp Holdings, Inc.	6	1,541
Quest Diagnostics, Inc.	9	1,748
		3,289
Medical Equipment and Supplies Manufacturing - 1.7%
3M Co.	45	6,593
Becton Dickinson and Co.	24	3,577
Boston Scientific Corp.(b)	126	7,259
Cooper Cos., Inc.(b)	12	755
Dexcom, Inc.(b)	33	1,965
Edwards Lifesciences Corp.(b)	48	4,008
Insulet Corp.(b)	3	517
Intuitive Surgical, Inc.(b)	30	13,728
Johnson & Johnson	198	45,510
ResMed, Inc.	12	2,566
Stryker Corp.	30	9,454
Zimmer Biomet Holdings, Inc.	12	989
		96,921
Metal Ore Mining - 0.8%
Agnico Eagle Mines Ltd.	30	5,646
Barrick Mining Corp.	102	4,013
Cameco Corp.	27	3,322
Franco-Nevada Corp.	12	2,764
Freeport-McMoRan, Inc.	120	6,934
Newmont Corp.	93	10,331
Southern Copper Corp.	51	8,831
Wheaton Precious Metals Corp.	27	3,414
		45,255
Motion Picture and Video Industries - 0.1%
Take-Two Interactive Software, Inc.(b)	15	3,206

The accompanying notes are an integral part of these financial statements.

4

Vox Populi ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.1%
Copart, Inc.(b)	78	$2,583
Genuine Parts Co.	9	965
		3,548
Motor Vehicle Manufacturing - 2.0%
Ford Motor Co.	330	3,986
General Motors Co.	75	5,767
PACCAR, Inc.	45	5,346
Tesla, Inc.(b)	249	95,026
		110,125
Natural Gas Distribution - 0.5%
Atmos Energy Corp.	15	2,850
CenterPoint Energy, Inc.	54	2,357
Cheniere Energy, Inc.	12	3,299
Cheniere Energy Partners LP	30	2,011
Eversource Energy	18	1,273
Fortis, Inc.	30	1,716
Kinder Morgan, Inc.	183	6,015
ONEOK, Inc.	54	4,993
Sempra Energy	54	5,136
		29,650
Navigational Measuring Electromedical and Control Instruments Manufacturing - 1.5%
Agilent Technologies, Inc.	24	2,773
AMETEK, Inc.	18	4,239
Danaher Corp.	57	10,200
Fortive Corp.	30	1,794
GE HealthCare Technologies, Inc.	36	2,190
IDEXX Laboratories, Inc.(b)	6	3,365
Illumina, Inc.(b)	9	1,141
Keysight Technologies, Inc.(b)	15	5,248
L3Harris Technologies, Inc.	15	4,808
Medtronic PLC	108	8,745
Northrop Grumman Corp.	12	6,954
Roper Technologies, Inc.	9	3,193
Teradyne, Inc.	12	4,121
Thermo Fisher Scientific, Inc.	30	14,369
Trane Technologies PLC	18	8,866
Trimble, Inc.(b)	15	1,010
Waters Corp.(b)	9	2,783
		85,799
Newspaper Periodical Book and Directory Publishers - 0.0%(a)
Thomson Reuters Corp.	27	2,584
Nondepository Credit Intermediation - 0.5%
American Express Co.	54	17,445
UBS Group AG	189	8,297
		25,742

	Shares	Value
Nonmetallic Mineral Mining and Quarrying - 0.1%
Martin Marietta Materials, Inc.	6	$3,714
Vulcan Materials Co.	12	3,621
		7,335
Nonresidential Building Construction - 0.0%(a)
Stellantis NV(b)	171	1,245
Office Administrative Services - 0.1%
Baker Hughes Co.	84	5,852
Offices of Physicians - 0.0%(a)
Molina Healthcare, Inc.(b)	3	584
Offices of Real Estate Agents and Brokers - 0.1%
CBRE Group, Inc. - Class A(b)	24	3,425
Oil and Gas Extraction - 0.5%
Canadian Natural Resources Ltd.	129	6,152
Coterra Energy, Inc.	63	2,262
Devon Energy Corp.	51	2,620
EOG Resources, Inc.	45	6,326
EQT Corp.	54	3,244
Expand Energy Corp.	21	2,145
Occidental Petroleum Corp.	75	4,544
		27,293
Other Fabricated Metal Product Manufacturing - 0.2%
Axon Enterprise, Inc.(b)	6	2,411
Emerson Electric Co.	48	6,741
		9,152
Other Financial Investment Activities - 1.4%
Ameriprise Financial, Inc.	9	4,273
Apollo Global Management, Inc.	45	5,792
Ares Management Corp. - Class A	18	2,113
Blackrock, Inc.	12	12,787
Blackstone, Inc.	66	8,288
Brookfield Corp.	138	6,227
DraftKings, Inc. - Class A(b)	30	700
Ferrari NV	12	4,168
Morgan Stanley	126	24,014
S&P Global, Inc.	24	10,349
T Rowe Price Group, Inc.	12	1,235
		79,946
Other Food Manufacturing - 0.0%(a)
General Mills, Inc.	21	742
McCormick & Co., Inc.	18	915
		1,657
Other General Purpose Machinery Manufacturing - 0.4%
Illinois Tool Works, Inc.	24	6,192
Mettler-Toledo International, Inc.(b)	3	3,830

The accompanying notes are an integral part of these financial statements.

5

Vox Populi ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Other General Purpose Machinery Manufacturing - (Continued)
Parker-Hannifin Corp.	12	$10,913
Xylem, Inc.	21	2,481
		23,416
Other Information Services - 2.1%
CoStar Group, Inc.(b)	27	934
Meta Platforms, Inc. - Class A	189	115,651
Pinterest, Inc. - Class A(b)	33	649
VeriSign, Inc.	9	2,418
		119,652
Other Investment Pools and Funds - 0.1%
Alcon AG	30	2,246
Garmin Ltd.	15	3,767
		6,013
Other Leather and Allied Product Manufacturing - 0.0%(a)
Tapestry, Inc.	18	2,611
Other Miscellaneous Retailers - 0.0%(a)
Amcor PLC	27	1,027
Other Miscellaneous Store Retailers - 0.0%(a)
Tractor Supply Co.	33	1,158
Other Professional Scientific and Technical Services - 0.0%(a)
Gartner, Inc.(b)	3	445
IQVIA Holdings, Inc.(b)	15	2,376
		2,821
Other Telecommunications - 0.3%
BCE, Inc.	57	1,356
TELUS Corp.	96	1,203
Verizon Communications, Inc.	345	16,570
		19,129
Other Transit and Ground Passenger Transportation - 0.2%
Uber Technologies, Inc.(b)	171	12,758
Paint Coating and Adhesive Manufacturing - 0.2%
PPG Industries, Inc.	18	1,953
Sherwin-Williams Co.	21	6,754
		8,707
Pesticide Fertilizer and Other Agricultural Chemical Manufacturing - 0.0%(a)
NUTRIEN Ltd.	30	2,280
Petroleum and Coal Products Manufacturing - 2.0%
Chevron Corp.	165	31,896
Exxon Mobil Corp.	351	54,170
Marathon Petroleum Corp.	24	5,959
Phillips 66	33	5,912

	Shares	Value
Suncor Energy, Inc.	72	$4,929
Valero Energy Corp.	27	6,820
		109,686
Petroleum and Petroleum Products Merchant Wholesalers - 0.1%
Energy Transfer LP	210	4,240
Pharmaceutical and Medicine Manufacturing - 3.7%
Abbott Laboratories	144	13,074
AbbVie, Inc.	150	31,698
Alnylam Pharmaceuticals, Inc.(b)	9	2,785
Amgen, Inc.	45	15,581
Biogen, Inc.(b)	12	2,271
Bristol-Myers Squibb Co.	174	10,543
Eli Lilly & Co.	69	64,487
Gilead Sciences, Inc.	105	13,738
Merck & Co., Inc.	210	22,928
Moderna, Inc.(b)	9	414
Pfizer, Inc.	303	8,090
Regeneron Pharmaceuticals, Inc.	9	6,364
Vertex Pharmaceuticals, Inc.(b)	21	8,975
West Pharmaceutical Services, Inc.	3	893
Zoetis, Inc.	36	4,139
		205,980
Pipeline Transportation of Crude Oil - 0.1%
Enbridge, Inc.	135	7,482
Pipeline Transportation of Natural Gas - 0.3%
Enterprise Products Partners LP	132	5,108
Pembina Pipeline Corp.	36	1,675
TC Energy Corp.	63	4,217
Williams Cos., Inc.	105	8,012
		19,012
Professional and Commercial Equipment - 0.1%
Samsara, Inc. - Class A(b)	36	1,035
STERIS PLC	9	1,952
		2,987
Pulp, Paper, and Paperboard Mills - 0.0%(a)
International Paper Co.	33	1,004
Radio and Television Broadcasting - 0.2%
Fox Corp. - Class A	30	1,905
Fox Corp. - Class B	30	1,710
Spotify Technology SA(b)	12	5,359
		8,974
Rail Transportation - 0.5%
Canadian Pacific Kansas City Ltd.	54	4,696
CSX Corp.	156	7,087
Union Pacific Corp.	51	13,743
		25,526
Railroad Rolling Stock Manufacturing - 0.1%
Westinghouse Air Brake Technologies Corp.	15	4,048

The accompanying notes are an integral part of these financial statements.

6

Vox Populi ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Residential Building Construction - 0.2%
DR Horton, Inc.	24	$3,693
Lennar Corp. - Class A	21	1,896
Lennar Corp. - Class B	15	1,326
PulteGroup, Inc.	15	1,835
		8,750
Resin Synthetic Rubber and Artificial Synthetic - 0.1%
Albemarle Corp.	3	590
Dow, Inc.	60	2,429
DuPont de Nemours, Inc.	24	1,096
Westlake Corp.	9	1,038
		5,153
Restaurants and Other Eating Places - 0.6%
Chipotle Mexican Grill, Inc.(b)	102	3,467
Darden Restaurants, Inc.	9	1,805
McDonald's Corp.	54	15,854
Starbucks Corp.	69	7,268
Veralto Corp.	21	1,852
Yum! Brands, Inc.	24	3,831
		34,077
Scheduled Air Transportation - 0.1%
Delta Air Lines, Inc.	54	3,671
Southwest Airlines Co.	30	1,138
United Airlines Holdings, Inc.(b)	27	2,430
		7,239
Scientific Research and Development Services - 0.1%
MPLX LP	63	3,545
Securities and Commodity Contracts Intermediation and Brokerage - 0.9%
Cboe Global Markets, Inc.	9	2,701
Charles Schwab Corp.	147	13,471
Goldman Sachs Group, Inc.	24	22,170
Interactive Brokers Group, Inc. - Class A	36	2,862
Raymond James Financial, Inc.	15	2,375
Robinhood Markets, Inc. - Class A(b)	54	3,936
Tradeweb Markets, Inc. - Class A	12	1,359
		48,874
Securities and Commodity Exchanges - 0.4%
CME Group, Inc.	30	8,635
Intercontinental Exchange, Inc.	48	7,588
Nasdaq, Inc.	45	4,136
		20,359
Semiconductor and Other Electronic Component Manufacturing - 15.5%
Advanced Micro Devices, Inc.(b)	138	48,920
Amphenol Corp. - Class A	102	15,022
Analog Devices, Inc.	42	16,895
Applied Materials, Inc.	66	26,036
Astera Labs, Inc.(b)	12	2,337
Best Buy Co., Inc.	12	726

	Shares	Value
Broadcom, Inc.	384	$160,293
GLOBALFOUNDRIES, Inc.(b)	33	2,132
Intel Corp.(b)	402	37,981
Jabil, Inc.	9	3,037
Lam Research Corp.	105	27,075
Marvell Technology, Inc.	54	8,918
Microchip Technology, Inc.	45	4,181
Micron Technology, Inc.	93	48,096
Monolithic Power Systems, Inc.	3	4,843
NVIDIA Corp.	2,070	413,110
NXP Semiconductors NV	21	6,165
ON Semiconductor Corp.(b)	33	3,327
Otis Worldwide Corp.	33	2,570
STMicroelectronics NV	51	2,812
Texas Instruments, Inc.	75	21,081
Vertiv Holdings Co. - Class A	24	7,884
		863,441
Services to Buildings and Dwellings - 0.0%(a)
Rollins, Inc.	36	2,006
Soap Cleaning Compound and Toilet Preparation - 0.9%
Air Products and Chemicals, Inc.	18	5,401
Church & Dwight Co., Inc.	21	2,038
Clorox Co.	9	868
Colgate-Palmolive Co.	69	5,890
Estee Lauder Cos., Inc. - Class A	27	2,071
Kenvue, Inc.	162	2,840
Procter & Gamble Co.	195	28,683
		47,791
Software Publishers - 6.8%
Adobe, Inc.(b)	21	5,168
Atlassian Corp. - Class A(b)	18	1,235
Autodesk, Inc.(b)	18	4,266
Block, Inc.(b)	51	3,596
Cadence Design Systems, Inc.(b)	24	7,910
Check Point Software Technologies Ltd.(b)	6	675
Crowdstrike Holdings, Inc. - Class A(b)	21	9,361
Datadog, Inc. - Class A(b)	27	3,569
Electronic Arts, Inc.	21	4,250
Global Payments, Inc.	9	648
Hewlett Packard Enterprise Co.	108	3,107
HubSpot, Inc.(b)	3	665
Intuit, Inc.	24	9,324
Microsoft Corp.	645	263,018
Oracle Corp.	213	34,376
PTC, Inc.(b)	6	818
Salesforce, Inc.	48	8,473
Shopify, Inc. - Class A(b)	81	9,812
Synopsys, Inc.(b)	15	7,239
Tyler Technologies, Inc.(b)	3	1,023
Veeva Systems, Inc. - Class A(b)	9	1,404
		379,937

The accompanying notes are an integral part of these financial statements.

7

Vox Populi ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Spectator Sports - 0.0%(a)
Flutter Entertainment PLC(b)	12	$1,295
Sporting Goods Hobby and Musical Instrument Stores - 0.0%(a)
Dick's Sporting Goods, Inc.	6	1,362
Steel Product Manufacturing from Purchased Steel - 0.0%(a)
Steel Dynamics, Inc.	12	2,744
Sugar and Confectionery Product Manufacturing - 0.0%(a)
Hershey Co.	15	2,786
Support Activities for Crop Production - 0.1%
Corteva, Inc.	57	4,618
Support Activities for Mining - 0.7%
Cenovus Energy, Inc.	117	3,421
ConocoPhillips	102	12,830
Diamondback Energy, Inc.	21	4,318
Halliburton Co.	69	2,919
SLB Ltd.	126	7,167
Targa Resources Corp.	18	4,681
Teck Resources Ltd. - Class B	30	1,753
		37,089
Tobacco Manufacturing - 0.6%
Altria Group, Inc.	141	10,244
Philip Morris International, Inc.	132	21,789
		32,033
Travel Arrangement and Reservation Services - 0.4%
Booking Holdings, Inc.	75	12,627
Expedia Group, Inc.	9	2,235
Royal Caribbean Cruises Ltd.	21	5,539
		20,401
Traveler Accommodation - 0.3%
Hilton Worldwide Holdings, Inc.	18	5,833
Las Vegas Sands Corp.	48	2,621
Marriott International, Inc. - Class A	21	7,596
		16,050
Ventilation Heating Air-Conditioning and Commercial Refrigeration Equipment Manufacturing - 0.2%
Carrier Global Corp.	69	4,635
Dover Corp.	12	2,717
Ingersoll Rand, Inc.	33	2,635
		9,987
Warehouse Clubs, Supercenters, and Other General Merchandise Retailers - 1.4%
Walmart, Inc.	600	79,158

	Shares	Value
Waste Treatment and Disposal - 0.3%
Republic Services, Inc.	24	$5,021
Waste Connections, Inc.	15	2,471
Waste Management, Inc.	33	7,674
		15,166
Water Sewage and Other Systems - 0.0%(a)
American Water Works Co., Inc.	15	1,926
Wired and Wireless Telecommunications Carriers - 0.3%
AT&T, Inc.	585	15,286
Wired Telecommunications Carriers - 0.3%
T-Mobile US, Inc.	78	15,249
Zoom Video Communications, Inc. - Class A(b)	18	1,749
		16,998
TOTAL COMMON STOCKS (Cost $3,008,949)		5,434,385
REAL ESTATE INVESTMENT TRUSTS - 1.6%
Business Support Services - 0.0%(a)
Millrose Properties, Inc.	9	276
Lessors of Real Estate - 1.4%
American Tower Corp.	39	7,126
AvalonBay Communities, Inc.	12	2,196
Crown Castle, Inc.	36	3,196
Digital Realty Trust, Inc.	30	6,028
Equinix, Inc.	9	9,745
Equity Residential	30	1,961
Mid-America Apartment Communities, Inc.	6	775
Prologis, Inc.	78	11,078
Public Storage	15	4,537
Realty Income Corp.	78	5,011
SBA Communications Corp.	9	1,991
Simon Property Group, Inc.	27	5,500
Ventas, Inc.	39	3,427
VICI Properties, Inc.	87	2,540
Welltower, Inc.	57	12,388
		77,499
Offices of Real Estate Agents and Brokers - 0.1%
Alexandria Real Estate Equities, Inc.	12	486
Invitation Homes, Inc.	36	1,036
		1,522
Veneer Plywood and Engineered Wood Product Manufacturing - 0.0%(a)
Weyerhaeuser Co.	45	1,103
Warehousing and Storage - 0.1%
Extra Space Storage, Inc.	18	2,580
Iron Mountain, Inc.	24	3,024
		5,604
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $67,218)		86,004

The accompanying notes are an integral part of these financial statements.

8

Vox Populi ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%
First American Treasury Obligations Fund - Class X, 3.59%(c)	55,834	$55,834
TOTAL MONEY MARKET FUNDS (Cost $55,834)		55,834
TOTAL INVESTMENTS - 100.0% (Cost $3,132,001)		$5,576,223
Other Assets in Excess of Liabilities - 0.0%(a)		1,257
TOTAL NET ASSETS - 100.0%		$5,577,480

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

9

Vox Populi ETF
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026

ASSETS:
Investments, at value	$5,576,223
Dividends receivable	2,440
Dividend tax reclaims receivable	134
Total assets	5,578,797
LIABILITIES:
Payable to Adviser	1,317
Total liabilities	1,317
NET ASSETS	$ 5,577,480
Net Assets Consists of:
Paid-in capital	$3,128,729
Total distributable earnings	2,448,751
Total net assets	$ 5,577,480
Net assets	$5,577,480
Shares issued and outstanding(a)	150,000
Net asset value per share	$37.18
Cost:
Investments, at cost	$3,132,001

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

10

Vox Populi ETF
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2026

INVESTMENT INCOME:
Dividend income	$61,294
Less: dividend withholding taxes	(1,095)
Total investment income	60,199
EXPENSES:
Investment advisory fee	15,359
Total expenses	15,359
Net investment income (loss)	44,840
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	64,121
Net realized gain (loss)	64,121
Net change in unrealized appreciation (depreciation) on:
Investments	1,230,673
Net change in unrealized appreciation (depreciation)	1,230,673
Net realized and unrealized gain (loss)	1,294,794
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,339,634

The accompanying notes are an integral part of these financial statements.

11

Vox Populi ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2026*	2025
OPERATIONS:
Net investment income (loss)	$44,840	$44,468
Net realized gain (loss)	64,121	2,823
Net change in unrealized appreciation (depreciation)	1,230,673	439,396
Net increase (decrease) in net assets from operations	1,339,634	486,687
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(102,299)	(88,655)
Total distributions to shareholders	(102,299)	(88,655)
CAPITAL TRANSACTIONS:
Net increase (decrease) in net assets from capital transactions	—	—
Net increase (decrease) in net assets	1,237,335	398,032
NET ASSETS:
Beginning of the year	4,340,145	3,942,113
End of the year	$ 5,577,480	$4,340,145
SHARES TRANSACTIONS
Total increase (decrease) in shares outstanding	—	—

*	Prior to March 27, 2026, the Fund was known as the Reverb ETF.
The accompanying notes are an integral part of these financial statements.

12

Vox Populi ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,			Period Ended April 30, 2023(a)
	2026(h)	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$28.93	$26.28	$21.61	$19.24
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.30	0.30	0.24	0.14
Net realized and unrealized gain (loss) on investments(c)	8.63	2.94	4.67	2.28
Total from investment operations	8.93	3.24	4.91	2.42
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.36)	(0.24)	(0.05)
Net realized gains	(0.38)	(0.23)	(0.00)(d)	—
Total distributions	(0.68)	(0.59)	(0.24)	(0.05)
Net asset value, end of period	$37.18	$28.93	$26.28	$21.61
Total return(e)	31.04%	12.25%	22.81%	12.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,577	$4,340	$3,942	$2,161
Ratio of expenses to average net assets(f)	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets(f)	0.88%	1.00%	1.20%	1.27%
Portfolio turnover rate(e)(g)	8%	4%	12%	2%

(a)	Inception date of the Fund was November 3, 2022.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Prior to March 27, 2026, the Fund was known as the Reverb ETF.
The accompanying notes are an integral part of these financial statements.

13

Vox Populi ETF
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026
NOTE 1 – ORGANIZATION
The Vox Populi ETF (formerly, Reverb ETF) (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies." The Fund began operations on November 3, 2022. The investment objective of the Fund is to achieve long-term capital appreciation.
Shares of the Fund are listed on Cboe BZX Exchange, Inc. (“the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the shares’ net asset value (“NAV”). The Fund issues and redeems shares at NAV only in large blocks known as “Creation Units,” which generally consist of 50,000 shares, though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash. Once created, shares trade in the secondary market in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor” or “Quasar”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $300 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are generally valued using market valuations, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis. Interest income

14

Vox Populi ETF
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026(Continued)
is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Fund distributes substantially all net investment income, if any, quarterly, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended April 30, 2026, the Fund made the following permanent tax adjustments on the statement of assets and liabilities:

Total Distributable Earnings	Paid-in Capital
$2	$(2)

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of April 30, 2026, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for a majority of security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

15

Vox Populi ETF
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
The Fund calculates its net asset value per share as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business.
Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Distribution Cognizant, LLC (“Adviser”) as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$5,434,385	$—	$—	$5,434,385
Real Estate Investment Trusts	86,004	—	—	86,004
Money Market Funds	55,834	—	—	55,834
Total Assets	$5,576,223	$—	$—	$5,576,223

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

16

Vox Populi ETF
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026(Continued)
Accounting Pronouncements - In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the COO of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management determined that there was no material impact on the Fund’s financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses and shareholder proxy). For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.
The Adviser has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs, and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra” or “the Sub-Adviser”) acts as the Sub-Adviser to the Fund. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. Sub-Advisory fees earned by Penserra are paid by the Adviser. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Fund to the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.
Quasar acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the year ended April 30, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $417,630 and $511,437, respectively.
For the year ended April 30, 2026, there were no in-kind transactions associated with creations and redemptions. There were no purchases or sales of U.S. Government securities during the year ended April 30, 2026.
During the year ended April 30, 2026, the Fund had no realized net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.

17

Vox Populi ETF
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026(Continued)
NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended April 30, 2026 and the year ended April 30, 2025 was as follows:

	April 30,
	2026	2025
Ordinary income	$45,458	$54,213
Long-term capital gains	56,841	34,442

As of April 30, 2026, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$3,135,004
Gross unrealized appreciation	2,549,086
Gross unrealized depreciation	(107,867)
Net unrealized appreciation (depreciation)(a)	2,441,219
Undistributed ordinary income	1,630
Undistributed long-term capital gain	6,369
Total distributable earnings	7,999
Other accumulated gain/(loss)	(467)
Total accumulated gain/(loss)	$2,448,751

(a)	The difference between the book-basis and tax-basis net unrealized appreciation (depreciation) and cost is attributable to partnership adjustments.
During the year ended April 30, 2026, the Fund utilized $386 in capital loss carryforwards.
NOTE 7 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
New Adviser Risk. The Adviser is a new entity formed in 2021 and has not previously managed an ETF. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code. As a result, investors do not have a long-term track record of managing a pooled investment vehicle from which to judge the newly-formed Adviser and the Adviser may not achieve the intended result in managing the Fund.

•
Management Risk. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

•
Consumer Sentiment Risk. Investment decisions that are based primarily on consumer sentiment involve additional risks. Information received may be inaccurate, incomplete or misleading. Information received may be outdated or could be duplicative making the information ineffective for accurately gauging current sentiment. There is a possibility that users have an undisclosed agenda with an attempt to manipulate a company’s stock price.

•
Research Risk. The Adviser does not conduct company research on any of the positions held in the portfolio outside of analysis of the sentiment data received from the Reverberate App. The Adviser also does not consider market developments or the status of the economy in its management of the Fund. The Adviser’s strategy is to base its investment decisions entirely on the expressions of sentiment as identified in the

18

Vox Populi ETF
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026(Continued)
Reverberate App. As a result, the Fund is subject to the risks, which may be substantial, that negative developments effecting a held company, the economy, or markets in general, may not be apparent to the users of the Reverberate App. These negative developments could have significant negative impact on the value of your investment and the Fund’s portfolio.
•
Reverberate App. The Reverberate App is a new web-based utility and currently has a limited number of users. The ability of the App to properly and accurately gauge public sentiment is highly dependent on its ability to attain a high level of regular usage among a broad market segment of the population. If the App is unable to draw sufficient users to express their views on a company, the Adviser will invest in the company at a level equal to its market-capitalization proportional to that of the Investable Universe. If the Adviser is unable to take material active positions due to lack of sufficient data or otherwise, the Fund will likely experience performance similar to the broad large capitalization market in general. In addition, while the App seeks to use tools and technology to identify and limit the influence of non-human users (Bots) or multiple votes by the same user, there is no guarantee that it will be successful in doing so. In that event, the information provided by the App may not properly reflect sentiment regarding a company, leading the Adviser to take active positions in a company that are inconsistent with true market sentiment. The investment strategy of relying entirely on general public sentiment as expressed on a web-based user app in order to take active positions is novel. The strategy may not work and this may have a significant negative impact on the value of your investment.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

•
Equity Securities Risk. The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.

•
High Portfolio Turnover Risk. The Fund may be subject to increased trading based on the level of user responses received and this trading can lead to higher than normal portfolio turnover. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover may cause the Fund’s performance to be less than you expect.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

19

Vox Populi ETF
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026(Continued)
•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•
Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

•
Newer Fund Risk. The Fund is a recently organized investment company with a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio. The Adviser does not manage the Fund’s sector exposure so that at any given time the Fund may have significant exposure to individual sectors.

NOTE 8 – TRUSTEES
Effective December 31, 2025, Joe Redwine retired from the Board.
NOTE 9 – OFFICERS
Ms. Elaine Richards resigned as Secretary and Vice President of the Trust effective March 20, 2026. Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust effective March 20, 2026.
NOTE 10 – FUND NAME CHANGE
Based on the recommendation of the Adviser, on March 10, 2026, the Board approved a change to the Reverb ETF name. Accordingly, effective March 27, 2026, the Fund’s name was changed to the Vox Populi ETF and its ticker was changed to VOXP.

20

Vox Populi ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and
Shareholders of Vox Populi ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Vox Populi ETF (formerly, Reverb ETF) (the “Fund”), a series of Advisors Series Trust, including the schedule of investments, as of April 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended and for the period November 3, 2022 (commencement of operations) through April 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period November 3, 2022 through April 30, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
June 29, 2026

21

Vox Populi ETF
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At meetings held on October 22, 2025 and December 11-12, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, on behalf of the Reverb ETF (the “Fund”), the continuance of the investment advisory agreement (“Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Distribution Cognizant, LLC (the “Adviser”) and the continuance of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Trust, the Adviser, and Penserra Capital Management LLC (the “Sub-Adviser”). The Advisory Agreement and Sub-Advisory Agreement will be referred to together as the “Advisory Agreements.” At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser, the Sub-Adviser and the services provided by the Adviser and Sub-Adviser to the Fund under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser and Sub-Adviser under the Advisory agreements. The Board considered the nature, extent and quality of the Adviser and Sub-Adviser’s overall services to be provided to the Fund, as well as their specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser and Sub-Adviser that would be involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser and Sub-Adviser, including information regarding their compliance programs, their chief compliance officers and the Adviser and Sub-Adviser’s compliance record, as well as the Adviser and Sub-Adviser’s cybersecurity programs, AI-use policy, liquidity risk management programs, valuation procedures, business continuity plans, and risk management processes. The Board further considered the prior relationship between the Adviser, the Sub-Adviser and the Trust, as well as the Board’s knowledge of the Adviser and the Sub-Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various compliance topics and fund distribution/marketing. The Board concluded that the Adviser and the Sub-Adviser had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing their duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2025, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, an appropriate securities market benchmark, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Adviser’s similarly managed accounts, if applicable. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objective and strategies of the Fund, as

22

Vox Populi ETF
ADDITIONAL INFORMATION(Continued)
well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against a broad market benchmark, the Board took into account the differences in portfolio construction between the Fund and such benchmark as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
The Board noted that the Fund outperformed the average of its Morningstar peer group for the one-year period and underperformed the average of its Cohort for the one-year period, all periods ended June 30, 2025. The Board reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-year period ended June 30, 2025.
The Board noted that the Adviser represented it did not have any similarly managed accounts.
3.
The costs of the services to be provided by the Adviser and Sub-Adviser and the structure of the Adviser and Sub-Adviser’s fee under the Advisory agreements. In considering the advisory fee and sub-advisory fees and total expenses of the Fund, the Board reviewed comparisons to the Cohort, and the Adviser’s similarly managed separate accounts, if any, for other types of clients as well as the unitary management fee structure for the Fund. The Board noted that the Adviser does not manage any other accounts in a similar strategy.

The Board noted the Fund employed a unitary fee structure of 0.30%, whereby the Adviser has agreed from the unitary fee to pay all operating expenses of the Fund (except for the management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid under the Fund’s Rule 12b-1 plan, and any extraordinary expenses, such as litigation expenses and indemnification of the Trustees and officers with respect thereto). The Board noted that the Fund’s contractual management fee and net expense ratio were below the median and average of its Cohort. The Board determined that the fees to be paid to the Adviser and Sub-Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale could be expected to be realized by the Adviser as assets of the Fund grow. The Board noted that as the Fund had only been operating for a limited period of time, there were no additional significant economies of scale being realized by the Adviser at this time.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Board reviewed the Adviser’s and Sub-Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser and Sub-Adviser from advising the Fund. The Board considered the profitability to the Adviser and Sub-Adviser from their relationship with the Fund and considered any additional material benefits derived by the Adviser and Sub-Adviser from their relationship with the Fund, noting that the Fund does not charge Rule 12b-1 fees nor utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser and Sub-Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser and Sub-Adviser had maintained adequate resources and profit levels to support the services each provides to the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreements for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser and Sub-Adviser, including the advisory and sub-advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the Advisory Agreements would be in the best interest for the Fund and its shareholders.

23

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	7/9/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	7/9/26

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	7/9/26

* Print the name and title of each signing officer under his or her signature.